Financial Assets and Liabilities - Summary of Fair Value of Warrants (Parenthetical) (Details)	6 Months Ended
Dec. 31, 2021 shares
Disclosure Of Financial Instruments [Line Items]
Issuance warrants exercised period	7 years
Warrants
Disclosure Of Financial Instruments [Line Items]
Number of warrants granted to purchase American Depositary Shares	1,769,669